Other assets (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Other Non Current Assets

	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	US$’000

Current
Development properties	23,833	20,267	3,029
Quoted equity securities(i)	24,714	21,876	3,270
Derivative not designated as hedges – foreign exchange forward contract(iii)	—	4,529	677

	48,547	46,672	6,976

Note:

(i)	The quoted equity securities are listed on the Singapore Exchange.

(iii)

On September 19, 2018, Yuchai entered into a non-deliverable forward foreign exchange contract (“NDF”) with China Construction Bank to purchase US$73.0 million at the forward exchange rate (RMB/US$) of 6.8599 on September 13, 2019. The Group accounted for this NDF at fair value through “other operating income” in the statement of profit or loss.

Summary of Other Current Assets

	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	US$’000

Non-current
Deferred expenditure(ii)	303	—	—

Note:

(ii)	The deferred expenditure relate to the legal fees for an option to purchase for sale of lands entered with a buyer in 2016 and was transferred to the profit or loss upon completion of sales in 2018.